Committed License Fees and Minimum Guarantees Against Future Royalties Set Forth in Significant License Agreements (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Guarantee Obligations [Line Items]
In 2018	$ 460
Contractual Obligation, Total	460
License Fees
Guarantee Obligations [Line Items]
In 2018	60
Contractual Obligation, Total	60
Royalty Payments
Guarantee Obligations [Line Items]
In 2018	400
Contractual Obligation, Total	$ 400